UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and address of issuer:

        The Dreyfus Socially Responsible Growth Fund, Inc.
        200 Park Avenue
        New York, NY  10166

2.    The name of each series or class of securities for which
      this Form is filed (If the form is being filed for all
      series and classes of securities of the issuer, check the
      box but do not list series or classes):    [  X  ]


3.    Investment Company Act File Number:  811-7044

      Securities Act File Number:  33-49014

4(a). Last day of fiscal year for which this notice is filed:

           December 31, 2001

4(b). [   ] Check box if this Form is being filed late (i.e.
      more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [   ] Check box if this is the last time the issuer will
be filing this Form.
Initial Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $5,709,781
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $2,693,971
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $   -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$2,693,971
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $3,015,809
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           X   .000092
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)           =$277.45
             by Item 5(vii) (enter "0" if no fee is      ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See
      Instruction D):

                                                            +$    N/A
                                                           -------------

8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:
                                                             =$  277.45
                                                                 =============
Service Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $  0
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $   0
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $   -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $  0
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(   )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)           =$   0
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See
      Instruction D):

                                                              +$    N/A
                                                               -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                              =$      0
                                                               =============

TOTAL FOR ALL:                                               =$    277.45
                                                               =============


9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


            Method of Delivery:


                        [  X  ]  Wire Transfer
                        [     ]  Mail or other means



                                  SIGNATURES


      This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



      By (Signature and Title)*     /s/ Jeff Prusnofsky
                                    ____________________________________
                                    Jeff Prusnofsky, Assistant Secretary


      Date: March 26, 2002


* Please print the name and title of the signing officer below the signature.